Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Chunghwa Telecom Co., Ltd.
Entity Central Index Key	0001132924
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	7,757,446,545
Entity File Number	001-31731
Entity Incorporation, State or Country Code	F5
Entity Address, Address Line One	21-3 Xinyi Road
Entity Address, Address Line Two	Section 1
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Entity Address, Postal Zip Code	10048
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers, Taiwan	Deloitte & Touche
Auditor Location	Taipei, Taiwan	Taipei, Taiwan Republic of China
Auditor Firm ID	1345	1060
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheet of Chunghwa Telecom Co., Ltd. and its subsidiaries (the “Company”) as of December 31, 2024, and the related consolidated statements of comprehensive income, of changes in equity and of cash flows for the year then ended, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year then ended in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Chunghwa Telecom Co., Ltd. and subsidiaries (the “Company”) as of December 31, 2023, the related consolidated statements of comprehensive income, changes in equity, and cash flows for each of the two years in the period ended December 31, 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2023, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

Common Shares, Par Value NT$10 Per Share [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Common Shares, par value NT$10 per share
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, as evidenced by AmericanDepositary Receipts, each representing 10 Common Shares
Security Exchange Name	NYSE
Trading Symbol	CHT
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	21-3 Xinyi Road
Entity Address, Address Line Two	Section 1
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Entity Address, Postal Zip Code	10048
Contact Personnel Name	Cho-Fen (Angela) Tsai
City Area Code	+886 2
Local Phone Number	2344-5488
Contact Personnel Email Address	chtir@cht.com.tw